Stock Options	12 Months Ended
Dec. 31, 2023
Stock Options [Abstract]
Stock Options

12. Stock Options

The Company had a stock incentive plan (the “2003 Stock Option Plan”) that provided for the granting of stock options or other stock incentives to employees, officers, directors and consultants. The 2003 Stock Option Plan was administered by the Board, or a committee designated by the Board, which determined the persons who were to receive awards under the 2003 Stock Option Plan, the number of shares subject to each award and the term and exercise price of each award. The maximum term of options granted under the 2003 Stock Option Plan was ten years. The number of shares of Envoy Common Stock authorized to be issued was 6,400,000 under the 2003 Stock Option Plan.

In March 2013, the Company and its stockholders adopted a new plan (the “2013 Stock Option Plan”) on substantially the same terms and conditions of the 2003 Stock Option Plan. The Company and its stockholders reserved a total of 7,000,000 shares of Envoy Common Stock for issuance under the 2013 Stock Option Plan and reduced the number of shares of Envoy Common Stock available for issuance under the 2003 Stock Option Plan from 6,400,000 to 552,000. As of April 2013, the 2003 Stock Option Plan expired and no further stock options or shares may be granted under that plan.

On April 17, 2023, the Company and the stock option holders for awards outstanding as of the date of the Merger under the 2013 Stock Option Plan, agreed that the stock options will be cancelled and terminated for no consideration upon the Merger.

On April 17, 2023, the Company’s board of directors adopted a new equity incentive plan, and the plan was approved by the stockholders on September 27, 2023 (the “2023 Equity Incentive Plan”). An aggregate of 4,000,000 shares of Common Stock are reserved and may be issued under the 2023 Equity Incentive Plan, provided that until such time as certain milestones are achieved the aggregate number of shares of Common Stock that may be issued pursuant to the 2023 Equity Incentive Plan will be 2,500,000 shares. As of December 31, 2023 there were 1,967,734 options outstanding under the 2023 Equity Incentive Plan. The Company initially values options on the grant date. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, generally vesting based on continued service over four years and expire ten years from the date of grant, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. Certain stock options granted in 2023 under the 2023 Equity Incentive Plan have a certain percentage that are exercisable at any time following the date of grant and then vest based on continuous service over three years and expire ten years from the date of grant.

On October 15, 2023, the Company granted 2,085,034 stock options to certain employees and directors with an exercise price of $2.40 per share, out of which, 720,505 stock options were fully unvested on the grant date. For any employee or director that received stock options that are fully unvested on the grant date, the vesting conditions are that one-fourth (25%) of these stock options shall vest on the first anniversary of the grant date and the remaining portion (75%) of these stock options shall be vested ratably, on a monthly basis, over a 36-month vesting period. For any employee or director that received stock options that are 25%, 50% or 75% vested on the grant date based on service period, the vesting conditions are that the stock options shall vest ratably, on a monthly basis, over a 36-month vesting period.

On December 11, 2023, the Company granted 146,625 stock option to a certain employee with an exercise price of $2.19 per share. One-fourth (25%) of these stock options shall vest on the first anniversary of the grant date and the remaining portion (75%) of these stock options shall be vested ratably, on a monthly basis, over a 36-month vesting period.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. In applying the Black-Scholes option pricing model, the Company used the following assumptions in 2023:

Expected Volatility	72.4% – 73.8%
Expected Dividend Yield	0%
Expected Life (Term)	5.77 – 6.25 Years
Risk-free Rate	4.26% – 4.66%

The following table summarizes the Company’s stock option activity for the year ended December 31, 2023 and 2022:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Oustanding at December 31, 2022	263,000	$1.25	1.01	$—
Granted	2,085,034	$2.39	9.8
Terminated	(380,300)	$1.60	n/a
Outstanding at December 31, 2023	1,967,734	$2.38	9.8
Exercisable and vested at December 31, 2023	907,262	$2.40	9.8	$—

The aggregate intrinsic value of stock options outstanding as of December 31, 2023 and 2022 is zero because the fair value of the underlying Envoy Common Stock was less than the exercise price for all options as of each date.

The stock-based compensation expense related to option grants was approximately $1.6 million and $0 during the years ended December 31, 2023 and 2022, respectively. The aggregate grant-date fair value of options that vested during the years ended December 31, 2023 and 2021 was $1,449,611 and $0, respectively. The weighted average grant date fair value of option activity during the year are as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2022
Granted	2,085,034	$1.61
Vested	(907,262)	$1.60
Forfeited	(117,300)	$1.66
Unvested balance at December 31, 2023	1,060,472	$1.62

As of December 31, 2023, stock-based compensation related to nonvested option awards of approximately $1.6 million remains unamortized, which is expected to be recognized over a weighted-average period of 3.53 years as of December 31, 2023.

Total stock-based compensation expense associated with stock options was classified as follows on the statement of operations for the years ended December 31:

	2023	2022
Research and development expense	$156	$—
Sales and marketing expense	63	—
General and administrative expense	1,356	—
Total stock-based compensation expense	$1,575	$—